SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Information
SEGMENT INFORMATION

3.	SEGMENT INFORMATION

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the Group’s management and the Company’s board of Directors for the purpose of resource allocation and performance assessment.

Management assesses the performance of operating segments based on profit or loss before income tax in related periods. The manner of assessment is consistent with that applied in these financial statements.

As of December 31, 2021, the Group’s two reportable operating segments are summarized below:

- Wastewater treatment segment, which consists of sales of assembled equipment, provision of construction service and participating in PPP projects as operator;

- Exploration and mining segment, which consists of the exploration of lead, silver and other metals in the Inner Mongolia Autonomous Region of the PRC and the trading of copper ores products;

Deferred tax assets, income tax payable and deferred tax liabilities are excluded from segment assets and segment liabilities. The Group had neither sales of products nor provisions of services between the operating segments.

For the year ended December 31, 2019, the segment results were as follows:

	Year Ended December 31, 2019 (As adjusted)
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY

Revenues from external customers	134,210	12,969	—	147,179

Segment loss before income tax	(43,557)	(964)	(4,781)	(49,302)

Income tax benefit				1,374

Loss for the year				(47,928)

Other items
Depreciation of property, plant and equipment	(468)	(62)	(4)	(534)
Depreciation of right of use assets	(629)	(34)	(1,153)	(1,816)
Amortization of intangible assets	(1,185)	—	—	(1,185)
Impairment losses on financial assets
- Trade receivables	(7,673)	—	—	(7,673)
- Contract assets	(33)	—	—	(33)
- Amounts due from related companies	(1,109)	—	(552)	(1,661)
Impairment loss on intangible assets	(16,662)	—	—	(16,662)
Impairment loss on goodwill	(31,478)	—	—	(31,478)
Other income	1,430	—	1	1,431
Finance costs	(273)	(2)	(65)	(340)
Finance income	12,792	1	15	12,808

As of December 31, 2019 (As adjusted)

Segment assets	335,858	4,268	51,702	391,828

Unallocated assets:
Deferred tax assets				3,132

Total assets				394,960

Segment liabilities	121,318	6,560	77,070	204,948

Unallocated liabilities:
Deferred tax liabilities				150
Income tax payable				24,161

Total liabilities				229,259

For the year ended December 31, 2020, the segment results were as follows:

	Year Ended December 31, 2020 (As adjusted)
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY

Revenues from external customers	35,631	6,867	—	42,498

Segment (loss)/profit before income tax	(112)	(682)	24,973	24,179

Income tax expense				(1,258)

Profit for the year				22,921

Other items
Depreciation of property, plant and equipment	(500)	(62)	(3)	(565)
Depreciation of right of use assets	(687)	—	(976)	(1,663)
Amortization of intangible assets	(156)	—	—	(156)
Impairment (losses)/reversal on financial assets
- Trade receivables	(4,544)	—	—	(4,544)
- Contract assets	(172)	—	—	(172)
- Amounts due from related companies	334	—	220	554
Fair value gain on financial instrument	—	—	31,334	31,334
Other income	1,415	200	1	1,616
Finance costs	(3,687)	(1)	(61)	(3,749)
Finance income	15,449	1	18	15,468

As of December 31, 2020 (As adjusted)

Segment assets	337,050	39	190,047	527,136

Unallocated assets:
Deferred tax assets				2,920

Total assets				530,056

Segment liabilities	116,140	3,013	90,066	209,219

Unallocated liabilities:
Deferred tax liabilities				10,426
Income tax payable				18,612

Total liabilities				238,257

For the year ended December 31, 2021, the segment results were as follows:

	Year Ended December 31, 2021
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY

Revenues from external customers	18,735	—	—	18,735

Segment loss before income tax	(7,216)	(161)	(45,459)	(52,836)

Income tax expense				(2,135)

Loss for the year				(54,971)

Other items
Depreciation of property, plant and equipment	(445)	(62)	(3)	(510)
Depreciation of right of use assets	(647)	—	(719)	(1,366)
Amortization of intangible assets	(884)	—	—	(884)
Impairment (losses)/reversal on financial assets
- Trade receivables	(3,840)	—	—	(3,840)
- Contract assets	(357)	—	—	(357)
- Other receivables	—	—	(239)	(239)
- Amounts due from related companies	775	—	331	1,106
Fair value loss on financial instruments, net	—	—	(38,349)	(38,349)
Other (losses)/income	(782)	600	(1)	(183)
Finance costs	(4,192)	(1)	(166)	(4,359)
Finance income	13,537	1	3,397	16,935

As of December 31, 2021

Segment assets	390,895	321	22,166	413,382

Reconciliation:
Elimination of inter-segment receivables				(80,000)

Unallocated assets:
Deferred tax assets				66

Total assets				333,448

Segment liabilities	113,124	3,294	103,195	219,613

Reconciliation:
Elimination of inter-segment payables				(80,000)

Unallocated liabilities:
Deferred tax liabilities				2,544
Income tax payable				9,254

Total liabilities				151,411

For the year ended December 31, 2021, the segment results were as follows (continued):

	Year Ended December 31, 2021
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	US$	US$	US$	US$

Revenues from external customers	2,948	—	—	2,948

Segment loss before income tax	(1,135)	(25)	(7,153)	(8,313)

Income tax expense				(336)

Loss for the year				(8,649)

Other items
Depreciation of property, plant and equipment	(70)	(10)	—	(80)
Depreciation of right of use assets	(102)	—	(113)	(215)
Amortization of intangible assets	(139)	—	—	(139)
Impairment (losses)/reversal on financial assets
- Trade receivables	(604)	—	—	(604)
- Contract assets	(56)	—	—	(56)
- Other receivables	—	—	(38)	(38)
- Amounts due from related companies	122	—	52	174
Other (losses)/income	(123)	94	—	(29)
Fair value loss on financial instruments, net	—	—	(6,034)	(6,034)
Finance costs	(660)	—	(26)	(686)
Finance income	2,131	—	534	2,665

As of December 31, 2021

Segment assets	61,501	51	3,487	65,039

Reconciliation:
Elimination of inter-segment receivables				(12,587)

Unallocated assets:
Deferred tax assets				10

Total assets				52,462

Segment liabilities	17,798	518	16,235	34,551

Reconciliation:
Elimination of inter-segment payables				(12,587)

Unallocated liabilities:
Deferred tax liabilities				401
Income tax payable				1,456

Total liabilities				23,821

Geographical information

(a)	Non-current assets

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Mainland China	4,327	22,905	3,603
Hong Kong	1,079	360	57

Total	5,406	23,265	3,660

The non-current assets information above is based on the locations of the assets and excludes financial instruments and deferred tax assets.

Information about major customers

For the year ended December 31, 2019, revenue of approximately CNY90,917 was derived from services provided by wastewater treatment segment to a single customer.

For the year ended December 31, 2020, revenue of approximately CNY24,405 and CNY6,867 were respectively derived from services provided by the wastewater treatment segment to a single customer and sales by exploration and mining segment to a single customer.

For the year ended December 31, 2021, revenue of approximately CNY6,349 and CNY5,915 were derived from services under service concession arrangement and services under a construction contract provided to their respective single major customer by the wastewater treatment segment.